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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         RK Capital Management, LLC
                 --------------------------------------------------
   Address:      3033 E. First Avenue, Suite 307, Denver, CO  80206
                 --------------------------------------------------

Form 13F File Number: 28-028-12689
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Ammann
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   (303) 394-0101
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Robert T. Ammann         Denver, Colorado    August 6, 2009

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 56
                                        --------------------

Form 13F Information Table Value Total: $111,035
                                        --------------------
                                            (thousands)

We omitted confidential information from this public form 13F report and filed it separately with the Securities and Exchange Commission requesting that the SEC grant our confidentiality request.

List of Other Included Managers: None.

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                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7        COLUMN 8
----------------------- ---------------- --------- -------- ----------------------- ------------ ---------- ------------------------
                                                    VALUE    SHRS OR    SH/   PUT/   INVESTMENT    OTHER         VOTING AUTHORITY
   NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT    PRN   CALL   DISCRETION   MANAGERS   SOLE       SHARED  NONE
----------------------- ---------------- --------- -------- ---------  ----- ------ ------------ ---------- ---------  -------- ----
AXT                     COM              00246W103    2,018 1,462,648  SH           Sole                    1,462,648
ACACIA RSRCH-TECHLGY    COM              003881307    1,459   185,418  SH           Sole                      185,418
AMER SCIENCE & ENGNR    COM              029429107    2,468    35,700  SH           Sole                       35,700
AMERICA'S CAR-MART      COM              03062T105    2,452   119,600  SH           Sole                      119,600
ART TECHNOLOGY GROUP    COM              04289L107    2,320   610,525  SH           Sole                      610,525
AVOCENT                 COM              053893103    2,496   178,812  SH           Sole                      178,812
BALCHEM                 COM              057665200    5,362   218,669  SH           Sole                      218,669
BALDOR ELECTRIC         COM              057741100    2,198    92,400  SH           Sole                       92,400
BRIGHTPOINT             COM              109473405    1,537   245,079  SH           Sole                      245,079
COINSTAR                COM              19259P300    2,673   100,102  SH           Sole                      100,102
COMTECH TELECOMM        COM              205826209    1,594    50,000  SH           Sole                       50,000
CON-WAY                 COM              205944101    1,734    49,100  SH           Sole                       49,100
DG FASTCHANNEL          COM              23326R109    1,513    82,700  SH           Sole                       82,700
DAVITA                  COM              23918K108    1,756    35,500  SH           Sole                       35,500
DELUXE                  COM              248019101      972    75,843  SH           Sole                       75,843
DYNAMEX                 COM              26784F103    1,652   107,363  SH           Sole                      107,363
ENDO PHARMACEUTICALS    COM              29264F205    2,579   143,900  SH           Sole                      143,900
ENERGYSOLUTIONS         COM              292756202    1,217   132,300  SH           Sole                      132,300
ENNIS                   COM              293389102      954    76,600  SH           Sole                       76,600
ENTROPIC COMMUNICATI    COM              29384R105    1,771   786,910  SH           Sole                      786,910
EXPONENT                COM              30214U102    1,774    72,360  SH           Sole                       72,360
FREIGHTCAR AMERICA      COM              357023100      740    44,000  SH           Sole                       44,000
GEO GROUP (THE)         COM              36159R103    1,726    92,900  SH           Sole                       92,900
GSE SYSTEMS             COM              36227K106    2,119   313,925  SH           Sole                      313,925
GEN-PROBE               COM              36866T103    2,151    50,000  SH           Sole                       50,000
GRAFTECH INT'L          COM              384313102    2,697   238,500  SH           Sole                      238,500
HMS HLDGS               COM              40425J101    3,188    78,300  SH           Sole                       78,300
HARRIS STRATEX NTWRK    CL A             41457P106    3,447   531,908  SH           Sole                      531,908
HERITAGE-CRYSTAL CLE    COM              42726M106    1,204    99,117  SH           Sole                       99,117
ICF INTERNATIONAL       COM              44925C103    3,816   138,300  SH           Sole                      138,300
INSPIRE PHARM           COM              457733103    1,478   265,863  SH           Sole                      265,863
INTUITIVE SURGICAL      COM              46120E602    2,128    13,000  SH           Sole                       13,000
KING PHARMACEUTICALS    COM              495582108    3,648   378,800  SH           Sole                      378,800
LSB INDUSTRIES          COM              502160104      991    61,300  SH           Sole                       61,300
LAWSON SOFTWARE         COM              52078P102      808   144,100  SH           Sole                      144,100
LINCARE HLDGS           COM              532791100    3,060   130,100  SH           Sole                      130,100
LIVEPERSON              COM              538146101    1,523   380,868  SH           Sole                      380,868
LUMINEX                 COM              55027E102    1,520    82,000  SH           Sole                       82,000
MDC PARTNERS            CL A             552697104    1,676   304,200  SH           Sole                      304,200
MARVEL ENTERTAINMENT    COM              57383T103    1,566    44,000  SH           Sole                       44,000
MIPS TECHNOLOGIES       COM              604567107    2,187   729,143  SH           Sole                      729,143
MULTI-COLOR             COM              625383104    1,689   137,801  SH           Sole                      137,801
MULTI-FINELINE ELECT    COM              62541B101    2,028    94,765  SH           Sole                       94,765
NIC                     COM              62914B100      760   112,314  SH           Sole                      112,314
NATUS MEDICAL           COM              639050103    2,873   249,000  SH           Sole                      249,000
OPLINK COMMUNIC         COM              68375Q403    2,572   225,617  SH           Sole                      225,617
RPM INT'L               COM              749685103    1,911   136,100  SH           Sole                      136,100
RUBICON TECHNOLOGY      COM              78112T107      642    44,963  SH           Sole                       44,963
SUPERIOR ENERGY         COM              868157108    1,699    98,350  SH           Sole                       98,350
TEXAS ROADHOUSE         CL A             882681109      937    85,900  SH           Sole                       85,900
TRANSACT TECH           COM              892918103      902   181,030  SH           Sole                      181,030
II-VI                   COM              902104108    1,051    47,300  SH           Sole                       47,300
UNITED ONLINE           COM              911268100    2,121   325,800  SH           Sole                      325,800
WMS INDUSTRIES          COM              929297109    1,925    61,100  SH           Sole                       61,100
WATERS                  COM              941848103    3,814    74,100  SH           Sole                       74,100
WEB.COM GROUP           COM              94733A104    1,938   344,144  SH           Sole                      344,144
Confidential Information
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